Earnings Per Share ("EPS") (Tables)	12 Months Ended
Dec. 27, 2014
Earnings Per Share [Abstract]
Basic and Diluted Earnings per Share

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions, except per share data)
Basic EPS:
Net earnings	$1,043	$2,715	$1,642
Earnings allocated to participating securities	5	12	5
Earnings available to common shareholders - basic	$1,038	$2,703	$1,637
Weighted average shares of common stock outstanding	593	594	591
Net earnings per share	$1.75	$4.55	$2.77
Diluted EPS:
Net earnings	$1,043	$2,715	$1,642
Earnings allocated to participating securities	5	12	5
Earnings available to common shareholders - diluted	$1,038	$2,703	$1,637
Weighted average shares of common stock outstanding	593	594	591
Effect of dilutive securities	5	5	5
Weighted average shares of common stock, including dilutive effect	598	599	596
Net earnings per share	$1.74	$4.51	$2.75